Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class A
Trading Symbol	LMCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$134	1.25%
[1]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class A returned 13.92% over the twelve-month period ended September 30, 2025, outperforming the ICE  BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.92	13.07	8.48
Class A (with sales charge)	7.39	11.73	7.85
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 173,290,831
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,048,943
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	5.56%
30-Day SEC Yield Unsubsidized	5.47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class C
Trading Symbol	LCMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$210	1.97%
[2]
Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class C returned 13.17% over the twelve-month period ended September 30, 2025, outperforming the ICE  BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	13.17	12.23	7.68
Class C (with sales charge)	12.17	12.23	7.68
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 173,290,831
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,048,943
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.05%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class FI
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class FI
Trading Symbol	LMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$139	1.30%
[3]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class FI returned 14.00% over the twelve-month period ended September 30, 2025, outperforming the ICE BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	14.00	13.00	8.48
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 173,290,831
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,048,943
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	5.93%
30-Day SEC Yield Unsubsidized	5.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class I
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class I
Trading Symbol	LMCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$103	0.96%
[4]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class I returned 14.28% over the twelve-month period ended September 30, 2025, outperforming the ICE BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	14.28	13.37	8.78
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 173,290,831
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,048,943
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	6.23%
30-Day SEC Yield Unsubsidized	6.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class IS
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class IS
Trading Symbol	LMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$96	0.90%
[5]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class IS returned 14.34% over the twelve-month period ended September 30, 2025, outperforming the ICE  BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class IS (without sales charge)	14.34	13.42	8.87
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 173,290,831
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,048,943
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	6.29%
30-Day SEC Yield Unsubsidized	6.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Miller Value Partners Appreciation ETF
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Appreciation ETF
Class Name	Miller Value Partners Appreciation ETF
Trading Symbol	MVPA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Appreciation ETF	$62	0.60%
[6]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Indirect exposure to Bitcoin via the common stock of  Strategy, Inc. (Ticker: MSTR) was a significant positive contributor to performance over the twelve-month period, as the price of Bitcoin gained nearly 80% on its way to breaching the $100K threshold for the first time ever. The Fund’s overweight position in energy relative to the index positively impacted performance despite generally negative price trends across oil and other energy sources over the period. Exposure to health care and housing-related securities detracted from performance due to industry-specific head winds that continue to pressure consumer affordability and dampen investor sentiment. The Fund’s positioning in lower-multiple “value” stocks negatively impacted performance, as growth and momentum themes continued to outperform on a relative basis despite generally richer valuation premiums. The Fund’s concentrated positioning in small-cap and mid-cap stock detracted from performance, as large-cap stocks continued their recent out performance on a relative basis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/30/2024)
Miller Value Partners Appreciation ETF NAV	7.88	22.18
S&P 500 TR	17.60	21.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.millervaluefunds.com/mvpa for more recent performance information.
Net Assets	$ 69,405,872
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 401,562
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$69,405,872
Number of Holdings	39
Net Advisory Fee	$401,562
Portfolio Turnover	64%
30-Day SEC Yield	0.81%
30-Day SEC Yield Unsubsidized	0.81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	99.6%
Warrants	0.0%
Cash & Other	0.4%

Top Sectors	(%)
Financials	24.3%
Consumer Discretionary	22.2%
Industrials	17.6%
Communication Services	12.2%
Information Technology	7.4%
Energy	7.2%
Consumer Staples	2.9%
Health Care	2.9%
Real Estate	2.9%
Cash & Other	0.4%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpa
Miller Value Partners Leverage ETF
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Leverage ETF
Class Name	Miller Value Partners Leverage ETF
Trading Symbol	MVPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Leverage ETF	$99	0.88%
[7]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Value Partners Leverage Fund (“The Fund”) returned 25.68% on a market share price basis over the twelve-month period ended September 30, 2025, outperforming the S&P 500 Total Return’s gain of 17.60%.
The Fund invests nearly all of its assets in either a “Leverage-On” position, utilizing other  ETF’s such as Direxion Daily S&P 500 Bull 2x ETF (Ticker: SPUU) or ProShares Ultra S&P 500 ETF (Ticker: SSO) to obtain 2x exposure to the S&P 500’s daily return, or a “Leverage-Off” position, using SPDR S&P 500 ETF Trust (Ticker: SPY) to obtain the typical 1x S&P 500 daily return.
The Fund remained in a “Leverage-On” position for most of the trailing twelve-month period, which contributed positively to performance as US equity markets rose during this period. The Fund was only in a “Leverage-Off” position for 40 total trading days during the period, which also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/27/2024)
Miller Value Partners Leverage ETF NAV	25.59	31.91
S&P 500 TR	17.60	20.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.millervaluefunds.com/mvpl for more recent performance information.
Net Assets	$ 20,809,271
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 85,090
Investment Company Portfolio Turnover	662.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,809,271
Number of Holdings	1
Net Advisory Fee	$85,090
Portfolio Turnover	662%
30-Day SEC Yield	-0.28%
30-Day SEC Yield Unsubsidized	-0.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Security Type	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpl

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized